Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2022

Principal Amount		SHORT-TERM INVESTMENTS - 99.0%					Fair Value
		U.S. TREASURY SECURITIES - 95.6%		Yield Rate (%)	Maturity
$ 114,000,000		U.S. Treasury Bill		0.02	2/3/2022		$ 113,999,818
72,000,000		U.S. Treasury Bill*		0.02	2/17/2022		71,999,194
66,000,000		U.S. Treasury Bill		0.03	2/10/2022		65,999,542
105,000,000		U.S. Treasury Bill*		0.03	2/24/2022		104,997,970
165,500,000		U.S. Treasury Bill*		0.03	3/3/2022		165,495,863
78,000,000		U.S. Treasury Bill*		0.03	3/10/2022		77,997,775
66,500,000		U.S. Treasury Bill*		0.07	3/24/2022		66,493,155
386,500,000		U.S. Treasury Bill*		0.10	3/31/2022		386,436,691
98,000,000		U.S. Treasury Bill*		0.13	4/7/2022		97,976,776
85,000,000		U.S. Treasury Bill*		0.13	4/14/2022		84,977,475
136,000,000		U.S. Treasury Bill*		0.16	4/21/2022		135,951,502
92,000,000		U.S. Treasury Bill*		0.18	4/28/2022		91,959,891
		TOTAL U.S. TREASURY SECURITIES (Cost - $1,464,375,696)					1,464,285,652

Shares
		MONEY MARKET FUND - 3.4%
52,190,886		First American Treasury Obligations Fund - Institutional Shares, 0.01% +* (Cost - $52,190,886)					52,190,886

		TOTAL INVESTMENTS - 99.0% (Cost - $1,516,566,582)					$ 1,516,476,538
		OTHER ASSETS LESS LIABILITIES - NET - 1.0%					15,899,617
		NET ASSETS - 100.0%					$ 1,532,376,155

+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2022.
* All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS
Notional Amount at January 31, 2022	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 402,188,072	3,528,111	iShares Core U.S. Aggregate Bond ETF	OBFR	45 bps	5/6/2022	JPM	$ -	$ (4,660,524)
420,852,451	3,697,260	iShares Core U.S. Aggregate Bond ETF	OBFR	45 bps	5/9/2022	JPM	-	(4,257,233)
360,352	3,156	iShares Core U.S. Aggregate Bond ETF	OBFR	45 bps	6/13/2022	JPM	-	(5,116)
59,369,328	518,600	iShares Core U.S. Aggregate Bond ETF	OBFR	45 bps	7/4/2022	JPM	-	(1,061,255)
32,733,957	286,612	iShares Core U.S. Aggregate Bond ETF	OBFR	45 bps	7/7/2022	JPM	-	(1,207,124)
137,811,022	1,206,928	iShares Core U.S. Aggregate Bond ETF	OBFR	45 bps	11/22/2022	JPM	-	(2,631,711)
51,606,202	453,017	iShares Core U.S. Aggregate Bond ETF	OBFR	45 bps	1/31/2023	JPM	-	(958,901)
76,373,104	699,586	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	5/6/2022	JPM	-	(782,499)
81,001,354	742,473	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	5/9/2022	JPM	-	(775,491)
109,201	983	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	6/13/2022	JPM	-	(3,286)
34,412	311	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	6/17/2022	JPM	-	(901)
504,085	4,508	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	7/4/2022	JPM	-	(19,835)
44,010,846	395,532	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	7/7/2022	JPM	-	(1,522,101)
192,321	1,717	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	7/8/2022	JPM	-	(7,881)
15,566,236	138,650	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	7/22/2022	JPM	-	(670,018)
5,669,464	50,476	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	7/28/2022	JPM	-	(246,056)
28,106,057	250,656	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	7/29/2022	JPM	-	(1,173,748)
77,474,122	691,795	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	8/8/2022	JPM	-	(3,381,815)
29,778,634	264,435	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	9/6/2022	JPM	-	(2,567,142)
14,461,989	131,961	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	11/22/2022	JPM	-	(443,506)
39,781,365	366,111	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	40 bps	1/31/2023	JPM	-	(1,200,588)
577,343,493	4,520,223	iShares TIPS Bond ETF	OBFR	18 bps	8/8/2022	JPM	-	10,608,046
5,900,705	46,230	iShares TIPS Bond ETF	OBFR	18 bps	11/1/2022	JPM	-	9,876
15,518,658	121,353	iShares TIPS Bond ETF	OBFR	18 bps	11/8/2022	JPM	-	(54,451)
28,736,510	224,731	iShares TIPS Bond ETF	OBFR	18 bps	1/20/2023	JPM	-	(315,091)
17,376,889	44,761	SPDR S&P 500 ETF Trust	OBFR	38 bps	4/4/2022	JPM	-	2,925,340
9,245,563	24,235	SPDR S&P 500 ETF Trust	OBFR	38 bps	4/5/2022	JPM	-	1,749,649
13,208,348	32,964	SPDR S&P 500 ETF Trust	OBFR	38 bps	5/6/2022	JPM	-	1,706,520
14,107,578	34,710	SPDR S&P 500 ETF Trust	OBFR	38 bps	5/9/2022	JPM	-	1,596,515
47,613,735	114,559	SPDR S&P 500 ETF Trust	OBFR	38 bps	6/6/2022	JPM	-	4,229,579
78,286	189	SPDR S&P 500 ETF Trust	OBFR	38 bps	6/13/2022	JPM	-	7,253
68,013,251	155,380	SPDR S&P 500 ETF Trust	OBFR	38 bps	9/6/2022	JPM	-	2,205,008
5,738,100	12,981	SPDR S&P 500 ETF Trust	OBFR	38 bps	3/1/2023	JPM	-	102,181
Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2022

TOTAL RETURN SWAPS (Continued)
Notional Amount at January 31, 2022	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 30,043,937	617,982	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	2/8/2022	JPM	$ -	$ 1,103,672
6,015,719	126,446	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	3/3/2022	JPM	-	360,284
6,133,560	127,666	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	3/4/2022	JPM	-	303,800
5,386,977	111,728	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	3/7/2022	JPM	-	246,745
16,772,430	342,755	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	4/4/2022	JPM	-	517,152
7,938,767	162,911	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	4/5/2022	JPM	-	279,670
3,318,992	66,733	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	5/6/2022	JPM	-	33,435
6,178,305	119,557	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	8/8/2022	JPM	-	(215,558)
12,933,808	247,537	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	9/6/2022	JPM	-	(583,574)
616,505	12,067	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	10/24/2022	JPM	-	(16,447)
73,892,014	1,463,498	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	11/4/2022	JPM	-	(1,103,899)
9,744,358	194,537	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	11/8/2022	JPM	-	(68,042)
4,137,246	79,211	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	11/22/2022	JPM	-	(196,538)
4,141,421	78,877	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	12/5/2022	JPM	-	(175,367)
10,716,933	204,715	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	12/15/2022	JPM	-	(526,417)
10,364,550	200,798	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	12/27/2022	JPM	-	(365,727)
36,402,051	726,083	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	1/6/2023	JPM	-	(241,420)
582,832	11,464	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	2/10/2023	JPM	-	(20,064)
1,786,459	36,964	Vanguard FTSE Developed Markets Index ETF	OBFR	40 bps	3/1/2023	JPM	-	28,104
10,645,503	203,508	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	6/6/2022	JPM	-	(335,409)
2,702,072	51,195	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	8/26/2022	JPM	-	(118,616)
2,418,645	48,499	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	8/29/2022	JPM	-	(24,304)
2,197,758	42,858	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	8/30/2022	JPM	-	(34,690)
29,338,016	568,641	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	9/6/2022	JPM	-	(637,390)
394,945	7,505	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	10/7/2022	JPM	-	(230,661)
20,772,416	419,416	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	10/24/2022	JPM	-	210,332
61,496,597	1,229,686	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	11/4/2022	JPM	-	28,818
11,034,698	210,729	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	11/22/2022	JPM	-	(488,798)
24,610,396	486,235	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	12/5/2022	JPM	-	(267,232)
22,660,401	435,483	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	12/15/2022	JPM	-	(854,151)
31,051,982	613,866	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	12/27/2022	JPM	-	(303,623)
5,159,637	104,956	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	1/3/2023	JPM	-	98,248
45,247,730	909,326	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	1/6/2023	JPM	-	305,544
10,734,733	217,459	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	38 bps	1/20/2023	JPM	-	161,963
18,458,345	224,021	Vanguard Real Estate Index ETF	OBFR	33 bps	2/8/2022	JPM	-	5,912,030
37,504,588	426,206	Vanguard Real Estate Index ETF	OBFR	33 bps	4/4/2022	JPM	-	8,869,345
21,118,665	242,755	Vanguard Real Estate Index ETF	OBFR	33 bps	4/5/2022	JPM	-	5,296,772
47,291,721	478,693	Vanguard Real Estate Index ETF	OBFR	33 bps	6/6/2022	JPM	-	4,550,435
56,442	581	Vanguard Real Estate Index ETF	OBFR	33 bps	6/10/2022	JPM	-	6,487
3,762,158	36,960	Vanguard Real Estate Index ETF	OBFR	33 bps	7/22/2022	JPM	-	242,059
26,111,400	246,016	Vanguard Real Estate Index ETF	OBFR	33 bps	9/6/2022	JPM	-	370,582
13,316,386	130,835	Vanguard Real Estate Index ETF	OBFR	33 bps	11/4/2022	JPM	-	691,629
5,075,539	46,907	Vanguard Real Estate Index ETF	OBFR	33 bps	11/22/2022	JPM	-	(52,472)
2,491,997	22,715	Vanguard Real Estate Index ETF	OBFR	33 bps	12/15/2022	JPM	-	(58,056)
12,810,594	118,474	Vanguard Real Estate Index ETF	OBFR	33 bps	1/6/2023	JPM	-	(112,344)
2,059,860	17,805	Vanguard Real Estate Index ETF	OBFR	33 bps	2/3/2023	JPM	-	(168,257)
1,843,442	17,251	Vanguard Real Estate Index ETF	OBFR	33 bps	2/10/2023	JPM	-	(10,696)
1,071,019	10,203	Vanguard Real Estate Index ETF	OBFR	33 bps	3/1/2023	JPM	-	12,948
							$ -	$ 19,613,996
# Each total return swap accesses a single exchange-traded fund as referenced below and pays monthly.
^ Includes accrued dividend and income and swap fees.
ETF - Exchange-Traded Fund
JPM - JP Morgan
OBFR - Overnight Bank Funding Rate